UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21218
Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II                                                   as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.2%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.7%
$665	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$703,104
		$703,104
General Obligations — 8.3%
$1,000	New York, 5.00%, 6/1/30	$1,051,950
1,650	New York, 5.25%, 1/15/28	1,749,280
500	New York City, 5.25%, 8/15/26	536,465
		$3,337,695
Hospital — 2.0%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$800,205
		$800,205
Industrial Development Revenue — 3.0%
$1,160	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	$1,205,507
		$1,205,507
Insured-Electric Utilities — 5.9%
$2,250	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,372,625
		$2,372,625
Insured-Escrowed/Prerefunded — 5.7%
$580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, Variable Rate, 8.849%, 7/1/29 (3)(4)	$685,647
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)(2)	1,605,190
		$2,290,837
Insured-General Obligations — 9.9%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,367,532
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,616,940
		$3,984,472
Insured-Lease Revenue / Certificates of Participation — 14.8%
$2,750	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,744,802
2,205	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	2,382,378
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	848,121
		$5,975,301

Insured-Other Revenue — 24.4%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$2,025,863
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,115,260
2,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,058,600
1,750	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	1,754,253
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,875,644
		$9,829,620
Insured-Private Education — 22.1%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,035,640
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,642,825
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,394,807
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	636,158
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,036,060
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	527,995
625	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	640,944
		$8,914,429
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,740,000
		$1,740,000
Insured-Special Tax Revenue — 7.8%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$717,605
400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	422,248
1,385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	547,214
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	480,658
740	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	190,513

$2,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	$776,975
		$3,135,213
Insured-Transportation — 26.1%
$2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	$2,143,780
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (1)(2)	2,658,466
375	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	441,416
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,104,780
1,000	Puerto Rico Highway and Transportation Authority, Variable Rate, (AMBAC), 5.49%, 7/1/28 (3)(4)	1,076,100
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,111,260
		$10,535,802
Insured-Water and Sewer — 14.2%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38 (5)	$3,167,520
2,400	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,539,776
		$5,707,296
Insured-Water Revenue — 4.3%
$1,740	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$1,719,451
		$1,719,451
Other Revenue — 1.5%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 5.957%, 10/1/32 (3)(4)	$612,035
		$612,035
Private Education — 5.2%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,040,221
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,041,330
		$2,081,551
Transportation — 2.6%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,052,160
		$1,052,160

Water and Sewer — 2.4%
$950	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$954,712
		$954,712
Total Tax-Exempt Investments — 166.2% (identified cost $63,746,981)		$66,952,015
Other Assets, Less Liabilities — (10.3)%		$(4,165,011)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(22,511,250)
Net Assets Applicable to Common Shares — 100.0%		$40,275,754

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 84.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 29.5% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $2,373,782 or 5.9% of the Fund’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/07	62 U.S. Treasury Bond	Short	$(7,085,220)	$(6,909,125)	$176,095

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,600,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $2,792 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the notional amount of $1,600,000. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open interest swap contracts of $5,677 at December 31, 2006.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,337,268
Gross unrealized appreciation	$2,977,065
Gross unrealized depreciation	(27,318)
Net unrealized appreciation	$2,949,747

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007